Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Accounts receivable allowances	$ 2,391	$ 1,632
Other intangibles, amortization	$ 18,711	$ 8,072
Preferred stock, par value per share	$ 0.001	$ 0.001
Preferred stock, authorized shares	5,000,000	5,000,000
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0
Common stock, par value per share	$ 0.001	$ 0.001
Common stock, authorized shares	200,000,000	200,000,000
Common stock, issued	44,701,118	44,504,371
Common stock, outstanding	44,701,118	44,504,371